Financial risk management - Mortgages - Additional Information (Detail)						12 Months Ended
	Jul. 12, 2018 EUR (€) Installments	Apr. 08, 2016 EUR (€) Installments	Oct. 13, 2015 EUR (€) Installments	Apr. 01, 2014 EUR (€)	Jan. 18, 2013 EUR (€)	Dec. 31, 2017 EUR (€) Installments	Dec. 31, 2018 EUR (€)	Dec. 01, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of financial risk management [line items]
Borrowings						€ 832,812,000	€ 1,290,143,000		€ 735,457,000
Mortgages [member] | Interxion Real Estate IX N.V. [member] | Mortgage Guarantor Interxion Real Estate Holding B V [member] | Interxion Real Estate Holding B.V. [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR				2.00%
Borrowings				€ 9,200,000
Mortgages, maturity				15 years
Annual installment				€ 153,330
Mortgages [member] | Interxion Real Estate I B.V. [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR			2.25%
Borrowings			€ 15,000,000
Mortgages, maturity			5 years
Annual installment			€ 1,000,000
Annual installments | Installments			4
Final repayment			€ 11,000,000
Mortgages [member] | Interxion Real Estate I I S A R L And Interxion Real Estate I I I Sarl [member]
Disclosure of financial risk management [line items]
Mortgage financing					€ 10,000,000			€ 10,000,000
Quarterly installment					€ 167,000
Mortgages, maturity					15 years
Percentage of interest rate swap					75.00%	0.00%
Period of interest rate					10 years
Mortgages [member] | Interxion Real Estate I I S A R L And Interxion Real Estate I I I Sarl [member] | Bottom of range [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR					2.40%
Percentage of interest rate swap					40.00%
Period of interest rate					6 years
Mortgages [member] | Interxion Real Estate I I S A R L And Interxion Real Estate I I I Sarl [member] | Top of range [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR					2.80%
Mortgages [member] | Interxion Real Estate IV B.V. [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR						2.25%
Annual installments | Installments						4
Final repayment						€ 7,332,000
Annual installment						€ 667,000
Mortgages [member] | Interxion Real Estate VIIGmbH [member] | Mortgage Guarantor Interxion Real Estate Holding B V [member] | Interxion Real Estate Holding B.V. [member]
Disclosure of financial risk management [line items]
Interest margin in addition to EURIBOR		1.95%
Borrowings		€ 14,600,000
Mortgages, maturity		14 years 9 months
Number of monthly instalments | Installments		177
Principal amount due to be repaid		€ 76,000
Principal amount due to be repaid, increased amount		€ 91,750
Mortgages [member] | Interxion Real Estate V.B.V. [member]
Disclosure of financial risk management [line items]
Mortgage financing	€ 6,000,000
Interest margin in addition to EURIBOR	2.25%
Annual installments | Installments	4
Final repayment	€ 4,400,000
Annual installment	€ 400,000